Insurance (Obligations Under Funding Agreements - Liability and Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
FHLB Liabilities and Collateral [Abstract]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	$ 595	$ 645